Material Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2025
Mining assets [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	LOM
Plant & Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	LOM
Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	LOM
Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives of motor vehicles	5 years